As filed with the Securities and Exchange Commission on July 28, 2017
File No. 333-168990
811-04972
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-4
REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933
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PRE-EFFECTIVE AMENDMENT NO.		/ /
POST-EFFECTIVE AMENDMENT NO.	9	/X/

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO.	635	/X/

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN

(Exact Name of Registrant)

HARTFORD LIFE INSURANCE COMPANY

(Name of Depositor)

P.O. BOX 2999
HARTFORD, CT 06104-2999

(Address of Depositor's Principal Offices)

(860) 547-4390

(Depositor's Telephone Number, Including Area Code)

LISA PROCH
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CT 06104-2999

(Name and Address of Agent for Service)
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APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.
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It is proposed that this filing will become effective:

/ /	immediately upon filing pursuant to paragraph (b) of Rule 485
/X/	on July 28, 2017 pursuant to paragraph (b) of Rule 485
/ /	60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /	on pursuant to paragraph (a)(1) of Rule 485
/ /	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

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The Prospectus and Statement of Additional Information (including financial statements) are incorporated in Part A of this Post-Effective Amendment No. 9, by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 (File No. 333-168990), as filed on April 20, 2017.

A Supplement to the Prospectus, dated July 28, 2017, is included in Part A of this Post-Effective Amendment, and a Supplement to the Statement of Additional Information, dated July 28, 2017 is included in Part B of this Post-Effective Amendment.

This Post-Effective Amendment No. 9 does not supersede Post-Effective Amendment No. 8 filed on April 20, 2017.

PART A

Supplement Dated July 28, 2017 to your Prospectus Dated May 1, 2017

One or more funds of HIMCO Variable Insurance Trust (the “Trust”) are offered as investment options under your variable insurance contract (each an “Existing Fund”). In June 2017 the Board of Trustees of the Trust (the “Board”) approved (i) a Plan of Liquidation for each Existing Fund listed below (collectively, the “Existing Funds”) and (ii) submission of an Agreement and Plan of Substitution for each Existing Fund by Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company (collectively, the “Insurance Companies”), who sponsor variable life insurance policies and variable annuity contracts (collectively, the “Contracts”) for which the Existing Funds serve as investment vehicles, to the owners of such Contracts (the “Contract Owners”). Pursuant to the Plan of Liquidation, an Existing Fund will be liquidated if the Plan of Substitution, which was designed by the Insurance Companies, is voted on and approved by Contract Owners (and the owners of other variable annuity and variable life insurance contracts that offer the Existing Funds) with Contract Value allocated to the Existing Funds as of the close of business on June 20, 2017.
Agreement and Plan of Substitution. If Contract Owners approve the Agreement and Plan of Substitution for an Existing Fund, the Existing Fund will be liquidated on or about the close of business on November 10, 2017 (the “Liquidation Date”), pursuant to the Plan of Liquidation approved by the Board on behalf of the Existing Fund. Each Existing Fund currently invests in Class IB shares of a corresponding fund of the American Funds Insurance Series. The Agreement and Plan of Substitution provides that on or about November 10, 2017, the Insurance Companies will redeem shares of the Existing Funds and will then purchase shares of the corresponding Replacement Fund listed below with the proceeds from the redemption (each such transaction, a “Substitution”) and Contract Value allocated to an Existing Fund on the Liquidation Date will be automatically transferred to the applicable Replacement Fund. Each Substitution will take place at relative net asset value with no change in the dollar amount of any Contract Owner’s beneficial investment in the Existing Fund.
The Replacement Funds are the same funds (but different share class) as those in which the Existing Funds currently invest. Each Substitution is not expected to increase a Contract Owner’s fees or charges paid under the Contracts. In addition, the net portfolio expense ratio of each Existing Fund is expected to be lower than that of the corresponding Replacement Fund immediately following the Substitution. If the Agreement and Plan of Substitution is approved, each Contract Owner’s beneficial interest in shares of each Existing Fund would be replaced with shares of the corresponding Replacement Fund as indicated below:

Existing Fund:	Replacement Fund:
HIMCO VIT American Funds Blue Chip Income and Growth Fund - Class IB	American Funds Blue Chip Income and Growth Fund - Class 4
HIMCO VIT American Funds Bond Fund - Class IB	American Funds Bond Fund - Class 4
HIMCO VIT American Funds Global Bond Fund - Class IB	American Funds Global Bond Fund - Class 4
HIMCO VIT American Funds Global Growth and Income Fund - Class IB	American Funds Global Growth and Income Fund - Class 4
HIMCO VIT American Funds Global Small Capitalization Fund - Class IB	American Funds Global Small Capitalization Fund - Class 4
HIMCO VIT American Funds Growth Fund - Class IB	American Funds Growth Fund - Class 4
HIMCO VIT American Funds Growth-Income Fund - Class IB	American Funds Growth-Income Fund - Class 4
HIMCO VIT American Funds International Fund - Class IB	American Funds International Fund - Class 4
HIMCO VIT American Funds New World Fund - Class IB	American Funds New World Fund - Class 4
Closing of Existing Funds. Due to the liquidation of the Existing Funds, you will no longer be able to allocate new Premium Payments or make transfers to the Existing Fund, including program trades effective as of the close of business on or about November 9, 2017 (the "Closing Date").
Transfer Rights.
Transfers Prior to the Liquidation Date: At any time prior to the Liquidation Date, Contract Owners may transfer Contract Value in an Existing Fund to any of the other available investment option offered under your Contract, subject to the terms of the relevant Contract prospectuses and Contracts, and no transfer fees or other charges will be imposed.
Transfers After the Liquidation Date: Following the liquidation of the Existing Funds and each Substitution, Contract Owners who had any Contract Value automatically transferred from investing in an Existing Fund to the corresponding Replacement Fund may transfer such interests among any of the investment options available under their respective

Contracts in accordance with the terms of the Contracts, also free of any transfer fees or other charges. Any such transfer will not be counted as one of the free transfers permitted per calendar year under the Contracts, provided that the transfer occurs prior to, or within 90 days after, the date of the Substitution.
For transfers prior to and after the Liquidation Date, the following provisions apply:

•
If you have elected an optional living and/or death benefit rider in your Contract, any transfers may be subject to investment restrictions. Please see your Contract prospectus and your Contract for more information about the investment options available for your optional living and/or death benefit rider, if applicable. In addition, Contract Owners’ transfer rights are subject to any market timing/short-term trading provisions described in their respective Contract prospectuses or their Contracts.

•
If you are in compliance with the investment restrictions on the day of the Substitutions you will continue to be in compliance with the investment restrictions immediately after the Substitutions since each Existing Fund that is an eligible investment option under a rider will be replaced by a Replacement Fund that is also an eligible investment option under the rider. You will not lose your rider as a result of the Substitutions, and you may continue to transfer Contract Value in accordance with the applicable investment restrictions (both before and after the Substitutions).

•
As a condition to maintaining the benefits ordered by the rider, you are currently required to allocate your Contract Value in accordance with the rider’s investment restrictions, which are described in the prospectus. This means that you must limit your Contract Value investments to the eligible investment options under the rider to maintain all the rider’s benefits.

Effective at the close of business on or about the Closing Date:

•
DCA, Asset Rebalancing and/or InvestEase® Programs: If you are enrolled in a DCA, Asset Rebalancing and/or InvestEase® Program that includes an Existing Fund you may provide us alternative instructions prior to the Closing Date. If you do not provide us alternative instructions prior to the Closing Date, we will automatically update your DCA, Asset Rebalancing and/or InvestEase® Program to replace the Existing Fund with the corresponding Replacement Fund;

•
Automatic Income Program: If you are enrolled in an Automatic Income Program that includes the Existing Fund, your income payments will continue to come out of the Existing Fund until the Existing Fund liquidates on the Liquidation Date. Upon the Existing Fund's liquidation, all Contract Value in the Existing Fund will be automatically transferred to the corresponding Replacement Fund and your Automatic Income Program will be automatically updated to replace the Existing Fund with the corresponding Replacement Fund, unless you provide us alternative instructions prior to the Liquidation Date;

•
Allocation Models (Pre-defined or custom (“self-select”)): If you are invested in an Allocation Model that includes the Existing Fund, the model will be automatically updated on the Closing Date to replace the Existing Fund with the corresponding Replacement Fund. If you are in a “self-select” model and would like to change your selections or you would like to invest in a different model you may provide us new instructions at any time.

Upon completion of the liquidation of an Existing Fund, all references to the Existing Fund in the prospectus are deleted and replaced with the applicable Replacement Fund.
Additional Investment Options available under your Contract. Effective November 13, 2017, the following additional investment options are available under your contract.
In Appendix C, the following information is added alphabetically to your annual fund operating expense table under the new heading "American Funds":

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
American Funds
American Funds Blue Chip Income and Growth Fund - Class 4	To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing	Capital Research & Management Company
American Funds Bond Fund - Class 4	To provide as high a level of current income as is consistent with the preservation of capital	Capital Research & Management Company

2

American Funds Global Bond Fund - Class 4	To provide, over the long term, a high level of total return consistent with prudent investment management	Capital Research & Management Company
American Funds Global Growth and Income Fund - Class 4	To provide long-term growth of capital while providing current income	Capital Research & Management Company
American Funds Global Small Capitalization Fund - Class 4	To provide long-term growth of capital	Capital Research & Management Company
American Funds Growth Fund - Class 4	To provide growth of capital	Capital Research & Management Company
American Funds Growth-Income Fund - Class 4	To achieve long-term growth of capital and income	Capital Research & Management Company
American Funds International Fund - Class 4	To provide long-term growth of capital	Capital Research & Management Company
American Funds New World Fund - Class 4	Long-term capital appreciation	Capital Research & Management Company
The following information is added as the last sentence of the introduction to the Accumulation Unit Values table:
There is no information for American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Bond Fund, American Funds Global Growth and Income Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, or American Funds New World Fund Sub-Accounts because as of December 31, 2016, the Sub-Accounts had not yet commenced operations.

This Supplement Should Be Retained With Your Prospectus For Future Reference.

HV-7694

3

PART B

Supplement Dated July 28, 2017 to your Statement of Additional Information Dated May 1, 2017

The following information is added as the last sentence of the introduction to the Accumulation Unit Values table:
There is no information for American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Bond Fund, American Funds Global Growth and Income Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, or American Funds New World Fund Sub-Accounts because as of December 31, 2016, the Sub-Accounts had not yet commenced operations.

This Supplement Should Be Retained With Your Prospectus For Future Reference.

HV-7697

PART C
OTHER INFORMATION
ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)		All financial statements are incorporated by reference in Part A of the Registration Statement
(b)	(1)	Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
	(2)	Not applicable.
	(3)	(a) Amended and Restated Principal Underwriter Agreement.(1)
	(3)	(b) Form of Dealer Agreement.(2)
	(4)	Form of Individual Flexible Premium Variable Annuity Contract.(3)
	(4)	(a) Guaranteed Minimum Withdrawal Benefit Plus Rider (Single Life) (4)
	(4)	(b) Guaranteed Minimum Accumulation Benefit Rider (4)
	(4)	(c) Guaranteed Minimum Accumulation Benefit Plus Rider (4)
	(4)	(d) Guaranteed Minimum Withdrawal Benefit Rider (Joint Life/ Spousal ) (4)
	(4)	(e) Guaranteed Minimum Withdrawal Benefit Plus Rider (Joint Life/Spousal) (4)
	(4)	(f) Guaranteed Minimum Withdrawal Benefit Rider (Single Life) (4)
	(4)	(g) Return Of Premium Death Benefit Rider Iii (4)
	(4)	(h) Maximum Anniversary Value Death Benefit Rider Iii (4)
	(4)	(I) Personal Pension Account Annuity Rider Endorsement (4
	(5)	Form of Application.(3)
	(6)	(a) Articles of Incorporation of Hartford.(1)
	(6)	(b) Amended and Restated Bylaws of Hartford.(7)
	(7)	Form of Reinsurance Agreement.(1)
	(8)	Fund Participation Agreements and Amendments
(a) AIM Variable Insurance Funds(5)
(b) AllianceBernstein Variable Products Series Fund, Inc.(5)
(c) American Century Variable Portfolios, Inc.(5)
(d) BlackRock Variable Series Funds, Inc.(5)
(e) Fidelity Variable Insurance Products Funds(5)
(f) Franklin Templeton Variable Insurance Products Trust(5)
(g) Hartford HLS Series Fund II, Inc.(5)
Hartford Series Fund, Inc.(5)
(h) Lord Abbett Series Fund, Inc.(5)
(i) MFS Variable Insurance Trust(5)
(j) PIMCO Equity Series VIT(5)
(k) PIMCO Variable Insurance Trust(5)
(l) Putnam Variable Trust(5)
(m) Wells Fargo Variable Trust(5)

(n) Guarantee Agreement, between Hartford Fire Insurance Company and Hartford Life and Accident Insurance Company and its wholly owned subsidiary, Hartford Life Insurance Company, dated as of January 1, 1990.(6)

(o) Guarantee between Hartford Life Insurance Company and ITT Hartford International Life Reassurance Corporation, dated August 29, 1994 and effective as of May 1, 1993.(6)
(p) Guarantee Agreement, between Hartford Life Insurance Company and ITT Comprehensive Employee Benefit Service Company, its wholly owned subsidiary, dated as of April 1, 1997.(6)
(q) Guarantee Agreement, between Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997.(6)
(r) Capital Maintenance Agreement by and between Hartford Life Insurance Company and Hartford Life, Inc. dated March 12, 2001.(6)
	(9)	Opinion and Consent of Lisa Proch, Assistant General Counsel.
	(10)	Consent of Deloitte & Touche LLP.
	(11)	No financial statements are omitted
	(12)	Not applicable.
	(99)	Copy of Power of Attorney.

(1)	Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement File No. 333-148564 filed on February 9, 2009.

(2)	Incorporated by reference to the Initial Filing to the Registration Statement File No. 333-148564 dated January 9, 2008.

(3)	Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement File No. 333-136547, filed on August 14, 2009.

(4)	Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 333-168986, filed on April 15, 2011.

(5)	Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement on Form N-4, File No. 333-168990, filed on April 23, 2012.

(6)	Incorporated by reference to Post-Effective Amendment No. 10, to the Registration Statement on Form N-4, File No. 333-148564, filed on May 3, 2010.

(7)	Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement File No. 333-176150, filed on April 25, 2014.

ITEM 25 DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME	POSITION
Thomas E. Bartell	Vice President
Ellen T. Below	Vice President
John B. Brady	Actuary, Vice President
Kathleen M. Bromage	Senior Vice President
Michael R. Chesman	Senior Vice President, Director of Taxes
Robert A. Cornell	Actuary, Vice President
Christopher S. Conner	Chief Compliance Officer of Separate Accounts
Michael R. Hazel	Vice President, Controller
Donna R. Jarvis	Actuary, Vice President
Brion S. Johnson	President, Chairman of the Board, Director*
Aidan Kidney	Senior Vice President
Diane Krajewski	Vice President
David R. Kryzanski	Vice President
Lisa S. Levin	Corporate Secretary
Craig D. Morrow	Appointed Actuary, Vice President
Matthew J. Poznar	Senior Vice President, Director*
Robert W. Paiano	Treasurer, Executive Vice President, Director*
Lisa M. Proch	Vice President and Chief Compliance Officer of Talcott Resolution
David G. Robinson	Executive Vice President, General Counsel
Peter F. Sannizzaro	Senior Vice President, Chief Accounting Officer, Chief Financial Officer
Robert R. Siracusa	Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is One Hartford Plaza, Hartford, CT 06155.

* Denotes Board of Directors.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement File No. 333-176150, filed on July 28, 2017.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of May 31, 2017, there were 39,957 Contract Owners.

ITEM 28. INDEMNIFICATION

Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

Provision is made that the Corporation, to the fullest extent permissible by applicable law as then in effect, shall indemnify any individual who is a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal (each, a "Proceeding") because such individual is or was (i) a Director, or (ii) an officer or employee of the Corporation (for purposes of the by laws, each an "Officer"), against obligations to pay judgments, settlements, penalties, fines or reasonable expenses (including counsel fees) incurred in a Proceeding if such Director or Officer: (l)(A) conducted him or herself in good faith; (B) reasonably believed (i) in the case of conduct in such person's official capacity, which shall include service at the request of the Corporation as a director, officer or fiduciary of a Covered Entity (as defined below), that his or her conduct was in the best interests of the Corporation; and (ii) in all other cases, that his or her conduct was at least not opposed to the best interests of the Corporation; and (C) in the case of any criminal proceeding, such person had no reasonable cause to believe his or her conduct was unlawful; or (2) engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the Corporation's Certificate, in each case, as determined in accordance with the procedures set forth in the by laws. For purposes of the by laws, a "Covered Entity" shall mean another corporation, partnership, joint venture, trust or other enterprise (including, without limitation, any employee benefit plan) in respect of which such person is serving at the request of the Corporation as a director, officer or fiduciary.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) HSD acts as principal underwriter for the following investment companies:

Hartford Life Insurance Company - DC Variable Account I
Hartford Life Insurance Company - Separate Account One
Hartford Life Insurance Company - Separate Account Two
Hartford Life Insurance Company - Separate Account Two (DC Variable Account II)
Hartford Life Insurance Company - Separate Account Two (QP Variable Account)
Hartford Life Insurance Company - Separate Account Two (Variable Account "A")
Hartford Life Insurance Company - Separate Account Two (NQ Variable Account)
Hartford Life Insurance Company - Separate Account Ten
Hartford Life Insurance Company - Separate Account Three
Hartford Life Insurance Company - Separate Account Five
Hartford Life Insurance Company - Separate Account Seven
Hartford Life Insurance Company - Separate Account Eleven
Hartford Life Insurance Company - Separate Account Twelve
Hartford Life Insurance Company - Separate Account VLI
Hartford Life Insurance Company - Separate Account VLII
Hartford Life and Annuity Insurance Company - Separate Account One
Hartford Life and Annuity Insurance Company - Separate Account Ten
Hartford Life and Annuity Insurance Company - Separate Account Three
Hartford Life and Annuity Insurance Company - Separate Account Five
Hartford Life and Annuity Insurance Company - Separate Account Six
Hartford Life and Annuity Insurance Company - Separate Account Seven
Hartford Life and Annuity Insurance Company - Separate Account VLI
Hartford Life and Annuity Insurance Company - Separate Account VLII
American Maturity Life Insurance Company Separate Account AMLVA
ICMG Registered Variable Life Separate Account A
ICMG Registered Variable Life Separate Account One

(b) Directors and Officers of HSD

Name	Positions and Offices with Underwriter
Diana Benken	Chief Financial Officer, Controller/FINOP
Christopher S. Conner	AML Compliance Officer, Chief Compliance Officer, Privacy Officer, Secretary
Christopher J. Dagnault (1)	President, Chief Executive Officer, Director
Aidan Kidney	Chairman of the Board, Senior Vice President, Director
Kathleen E. Jorens	Vice President, Assistant Treasurer
Robert W. Paiano	Senior Vice President, Treasurer
Michael Chesman	Senior Vice President, Director of Taxes
Andrew Diaz-Matos	Vice President
Donald C. Hunt	Vice President
Mark M. Sosha	Vice President
Diane Krajewski	Director

Unless otherwise indicated, the principal business address of each of the above individuals is One Hartford Plaza, Hartford, CT 06155.

(1) Address: 500 Bielenberg Drive. Woodbury, MN 55125

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Hartford at One Hartford Plaza, Hartford, CT 06155.

ITEM 31. MANAGEMENT SERVICES

All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32. UNDERTAKINGS

(a)
The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

(b)
The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)
Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. Registrant has complied with conditions one through four of the no-action letter.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the City of Hartford, and State of Connecticut on July 28, 2017.

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (Registrant)

By:	Brion S. Johnson*	*By:	/s/ Lisa Proch
	Brion S. Johnson		Lisa Proch
	President, Chief Executive Officer,		Attorney-in-Fact
Chairman of the Board

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:	Brion S. Johnson*
Brion S. Johnson
President, Chief Executive Officer,
Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Brion S. Johnson, President, Chief Executive Officer,
Chairman of the Board, Director*
Matthew J. Poznar, Senior Vice President, Director*	*By:	/s/ Lisa Proch
Robert W. Paiano, Senior Vice President, Treasurer, Director*		Lisa Proch
Peter F. Sannizzaro, Senior Vice President, Chief Accounting Officer,		Attorney-in-Fact
Chief Financial Officer	Date:	July 28, 2017

EXHIBIT INDEX
(9)	Opinion and Consent of Lisa Proch, Assistant General Counsel
(10)	Consent of Deloitte & Touche LLP
(99)	Power of Attorney